UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐ Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period      to

☒ Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2023 to December 31, 2023

Date of Report (Date of earliest event reported)

February 2, 2024

Zolve Financials LLC

(Exact name of securitizer as specified in its charter)

025-06842	0002000711
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Manish Sharma, Secretary

(732) 277-0207

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

*

Zolve Financials LLC is filing this Form ABS-15G in respect of the asset-backed securities issued by Zolve Credit Card Master Trust as to which Zolve Innovations, Inc., Zolve Financials LLC or Zolve Credit Card Master Trust was a securitizer during the reporting period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Zolve Financials LLC
(Securitizer)

By:	Manish Sharma

By:	/s/ Manish Sharma
Name: Manish Sharma
Title: Secretary

Date: February 2, 2024